Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 2
CIK	dei_EntityCentralIndexKey	0001099692
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 17, 2022
Effective Date	dei_DocumentEffectiveDate	Feb. 17, 2022
Prospectus Date	rr_ProspectusDate	Feb. 17, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Quant Solutions International Developed Markets Index Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQDMX
PGIM Quant Solutions Emerging Markets Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQEMX